Voluntary Change in Accounting Policy - Schedule of Changes in Consolidated Financial Statements (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Oct. 01, 2023	Sep. 30, 2023
Consolidated Statements of Financial Position
Mineral property interests	$ 10,758,885	$ 12,188,048	$ 44,013	$ 44,013
Total assets	13,818,977	121,591,363	307,983
Foreign currency reserve	(432,731)		(63,899)
Deficit	(11,282,861)	(28,082,476)	(8,514,482)
Total equity	9,579,320	116,755,360	72,997	$ 72,997
Total liabilities and equity	13,818,977	121,591,363	307,983
Consolidated Statements of Net Loss and Comprehensive Loss
Exploration expenses	1,432,595
General and administrative expenses	1,685,611	8,666,508
Loss from operations	3,118,206	17,733,053
Write-off of mineral property interests	36,722
Net loss	3,085,195	16,972,421
Foreign currency translation	368,832
Total comprehensive loss	$ 3,454,027	$ 15,869,414
Net loss per share attributable to shareholders of the Company - basic	$ 0.05	$ 0.17
Net loss per share attributable to shareholders of the Company - diluted	$ 0.05	$ 0.17
Consolidated Statements of Cash Flows
Net loss for the year	$ (3,085,195)	$ (16,972,421)
Adjustments for:
Write-off of mineral property interests	36,722
Foreign exchange	(119,928)	(272,909)
Net changes in non-cash working capital items	(96,609)
Cash used in operations	(2,452,457)	(14,287,645)
Mineral property interest	(36,722)
Cash used in investing	(7,099,649)	(611,465)
Effect of exchange rate changes on cash and cash equivalents	(368,832)	$ 5,019
Previously reported [Member]
Consolidated Statements of Financial Position
Mineral property interests	12,125,552		254,571
Total assets	15,185,644		518,541
Foreign currency reserve	(237,224)		(63,983)
Deficit	(10,111,701)		(8,303,840)
Total equity	10,945,987		283,555
Total liabilities and equity	15,185,644		518,541
Consolidated Statements of Net Loss and Comprehensive Loss
Exploration expenses	29,608
General and administrative expenses	1,924,208
Loss from operations	1,953,816
Write-off of mineral property interests	240,594
Net loss	2,124,677
Foreign currency translation	173,241
Total comprehensive loss	$ 2,297,918
Net loss per share attributable to shareholders of the Company - basic	$ 0.03
Net loss per share attributable to shareholders of the Company - diluted	$ 0.03
Consolidated Statements of Cash Flows
Net loss for the year	$ (2,124,677)
Adjustments for:
Write-off of mineral property interests	240,594
Foreign exchange	(315,519)
Net changes in non-cash working capital items	(73,648)
Cash used in operations	(1,460,697)
Mineral property interest	(1,224,073)
Cash used in investing	(8,287,000)
Effect of exchange rate changes on cash and cash equivalents	(173,241)
Effect of change [Member]
Consolidated Statements of Financial Position
Mineral property interests	(1,366,667)		(210,558)
Total assets	(1,366,667)		(210,558)
Foreign currency reserve	(195,507)		84
Deficit	(1,171,160)		(210,642)
Total equity	(1,366,667)		(210,558)
Total liabilities and equity	(1,366,667)		$ (210,558)
Consolidated Statements of Net Loss and Comprehensive Loss
Exploration expenses	1,402,987
General and administrative expenses	(238,597)
Loss from operations	1,164,390
Write-off of mineral property interests	(203,872)
Net loss	960,518
Foreign currency translation	195,591
Total comprehensive loss	$ 1,156,109
Net loss per share attributable to shareholders of the Company - basic	$ 0.02
Net loss per share attributable to shareholders of the Company - diluted	$ 0.02
Consolidated Statements of Cash Flows
Net loss for the year	$ (960,518)
Adjustments for:
Write-off of mineral property interests	(203,872)
Foreign exchange	195,591
Net changes in non-cash working capital items	(22,961)
Cash used in operations	(991,760)
Mineral property interest	1,187,351
Cash used in investing	1,187,351
Effect of exchange rate changes on cash and cash equivalents	$ (195,591)